Convertible Promissory Notes Payable (Tables)	3 Months Ended
Mar. 31, 2017
Debt Disclosure [Abstract]
Schedule of Convertible Promissory Notes

Convertible promissory notes at March 31, 2017 are as follows:

2017
Redwood Capital, February 16, 2017, net of debt discount of $3,050	950
Redwood Capital, March 15, 2017, net of debt discount of $2,250	214
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Convertible promissory notes payable, net	$1,164